INCOME TAX (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Deductible temporary differences	$ 17	$ 27
Israel
Income Tax [Line Items]
Corporate tax rate	23.00%	23.00%	24.00%
Net operating losses	$ 165
U.S.
Income Tax [Line Items]
Corporate tax rate	21.00%	21.00%	34.00%
Net operating losses	$ 33
U.S. | Net operating losses expiring in 2037
Income Tax [Line Items]
Net operating losses	10
U.S. | Net operating losses with no expiration
Income Tax [Line Items]
Net operating losses	$ 23